Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jul. 01, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Premiums receivables	¥ 10,416
Entrustment deposit	37,504
Guarantee deposits	26,783
Impairment loss on goodwill	426,410	$ 58,676
Investment loss	79
Disposal of subsidiaries	(6,438)
Principal amount	125,000
Contingent performance bonus	3,675
Contract liabilities			803	1,500
Tax surcharges amount	6,089		326	906
Total value-added taxes	57,593		4,293	6,668
Fair value of contingent consideration	22,267
Cash and cash equivalents			153,915
Restricted cash	¥ 327,932
Operated segments	3	3
Advertising costs	¥ 12,797		3,733	3,970
Government grants	¥ 2,653		¥ 1,682	¥ 4,528
Opening retained earnings					¥ 93
Recognition of allowance for credit losses					¥ 93
Debt Securities Embedded Features [Member]
Summary of Significant Accounting Policies [Line Items]
Fixed return rate	6.00%	6.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percenatge of expected credit loss	0.01%	0.01%
Lease terms	2 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percenatge of expected credit loss	100.00%	100.00%
Lease terms	7 years
US [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1,000
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7,267.2000